Share-Based Payment Transactions (Details) - Schedule of expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Expenses [Abstract]
Research and development expenses	$ 137	$ 200	$ 159
General and administrative expenses	126	266	158
Total Expenses	$ 263	$ 466	$ 317